UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               --------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   |_|  is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Brevan Howard Asset Management LLP
Address:          2nd Floor
                  Almack House
                  28 King Street
                  London SW1Y 6XA
                  United Kingdom

Form 13F File Number: 028-1590
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             James Vernon
Title:            Managing Member of Brevan Howard Asset Management LLP
Phone:            0207 0222 6200

Signature, Place and Date of Signing:


      /s/ James Vernon           London, United Kingdom      November 2, 2007
-----------------------------   ------------------------   --------------------
          [Signature]               [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       BREVAN HOWARD ASSET MANAGEMENT LLP
                                    FORM 13F
                          Quarter Ended March 31, 2007

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                            ----------------------------------

Form 13F Information Table Entry Total:                  71
                                            ----------------------------------

Form 13F Information Table Value Total:            $685,931
                                            ----------------------------------
                                                  (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



         None

                                             BREVAN HOWARED ASSET MANAGEMENT LLP
                                                            FORM 13F
                                                 QUARTER ENDED MARCH 31, 2007

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                                                                                                               VOTING AUTHORITY
                             TITLE OF                   VALUE       SHRS OR SH/  PUT/  INVESTMENT  OTHER     -----------------------
NAME OF ISSUER                CLASS           CUSIP   (X$1,000)     PRN AMT PRN  CALL  DISCRETION  MANAGERS  SOLE      SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC       COM           026874107    $5,176     80,000  SH            SOLE                 80,000
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                     COM           031162100      $940     19,300  SH            SOLE                 19,300
------------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP            COM           032511107    $5,874    150,000  SH            SOLE                150,000
------------------------------------------------------------------------------------------------------------------------------------
APOLOGENT TECHNOLOGIES INC    DBCV 12/1     03760AAK7   $16,673     10,000  PRN           SOLE                                 NONE
------------------------------------------------------------------------------------------------------------------------------------
                              NOTE 2.000%
ARMOR HOLDINGS INC            11/0          042260AC3   $21,146     15,000  PRN           SOLE                                 NONE
------------------------------------------------------------------------------------------------------------------------------------
                              NOTE 4.625%
ARVINMERITOR INC              3/10          043353AF8   $26,144     23,000  PRN           SOLE                                 NONE
------------------------------------------------------------------------------------------------------------------------------------
                              SP ADR PFD
BANCO BRADESCO S A            NEW           059460303      $386     10,000  SH            SOLE                 10,000
------------------------------------------------------------------------------------------------------------------------------------
BARR PHARMACEUTICALS INC      COM           068306109    $1,145     26,000  SH            SOLE                 26,000
------------------------------------------------------------------------------------------------------------------------------------
BAXTER INTL INC               COM           071813109    $1,459     29,700  SH            SOLE                 29,700
------------------------------------------------------------------------------------------------------------------------------------
                              SPON ADR
BRASIL TELECOM PARTICIPACOES  PFD           105530109    $1,146     30,000  SH            SOLE                 30,000
------------------------------------------------------------------------------------------------------------------------------------
                              NOTE 4.125%
BRE PROPERTIES INC            8/1           05564EBH8   $23,980     22,500  PRN           SOLE                                 NONE
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB CO       COM           110122108    $1,399     52,800  SH            SOLE                 52,800
------------------------------------------------------------------------------------------------------------------------------------
CAESERS ENTMT INC             FRNT 4/1      127687AB7    $6,746      5,000  SH            SOLE                  5,000
------------------------------------------------------------------------------------------------------------------------------------
CAMERON INTERNATIONAL CORP    COM           13342B105    $3,277     55,000  SH            SOLE                 55,000
------------------------------------------------------------------------------------------------------------------------------------
CBOT HLDGS INC                CL A          14984K106   $22,438    129,352  SH            SOLE                129,352
------------------------------------------------------------------------------------------------------------------------------------
                              NOTE 2.000%
CEPHALON INC                  6/0           156708AP4    $8,416      5,000  PRN           SOLE                                 NONE
------------------------------------------------------------------------------------------------------------------------------------
CHINA MOBILE LTD              SPON ADR      16941M109      $892     20,000  SH            SOLE                 20,000
------------------------------------------------------------------------------------------------------------------------------------
COMPANIA DE TELECOMUNICS CHI  SPON ADR      204449300    $1,400    150,000  SH            SOLE                150,000
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS                COM           20825C104    $3,233     48,500  SH            SOLE                 48,500
------------------------------------------------------------------------------------------------------------------------------------
COVENTRY HEALTH CARE INC      COM           222862104    $1,444     26,400  SH            SOLE                 26,400
------------------------------------------------------------------------------------------------------------------------------------
CPFL ENERGIA S A              SPON ADR      126153105      $757     20,000  SH            SOLE                 20,000
------------------------------------------------------------------------------------------------------------------------------------
DIAMOND OFFSHORE DRILLING IN  COM           25271C102    $1,882     25,000  SH            SOLE                 25,000
------------------------------------------------------------------------------------------------------------------------------------
EMBOTELLADORA ANDINA S A      SPON ADR B    29081P303      $936     50,000  SH            SOLE                 50,000
------------------------------------------------------------------------------------------------------------------------------------
ENCANA CORP                   COM           292505104   $33,699    700,000  SH            SOLE                700,000
------------------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC                COM           26874Q100    $6,234    120,000  SH            SOLE                120,000
------------------------------------------------------------------------------------------------------------------------------------
                              NOTE 4.250%
FORD MTR CO DEL               12/1          345370CF5   $16,958     15,000  PRN           SOLE                                 NONE
------------------------------------------------------------------------------------------------------------------------------------
                              DEB SHR
GENERAL MTRS CORP             CV C 33       370442717   $12,661    550,000  SH            SOLE                550,000
------------------------------------------------------------------------------------------------------------------------------------
GOLD FIELDS LTD NEW           SPON ADR      38059T106      $744     40,000  SH            SOLE                 40,000
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC       COM           38141G104   $15,023     78,200  SH            SOLE                 78,200
------------------------------------------------------------------------------------------------------------------------------------
                              NOTE 3.125%
HALLIBURTON CO                7/1           406216AM3   $34,441     20,000  PRN           SOLE                                 NONE
------------------------------------------------------------------------------------------------------------------------------------
HERCULES OFFSHORE INC         COM           427093109    $3,091    142,700  SH            SOLE                142,700
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                    COM           458140100    $6,636    395,000  SH            SOLE                395,000
------------------------------------------------------------------------------------------------------------------------------------
INTL BUSINESS MACHS           COM           459200101    $8,766    100,610  SH            SOLE                100,610
------------------------------------------------------------------------------------------------------------------------------------
ISHARES INC                   MSCI BRAZIL   464286400   $10,708    235,000  SH            SOLE                235,000
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON             COM           478160104    $1,142     20,100  SH            SOLE                 20,100
------------------------------------------------------------------------------------------------------------------------------------
LABORATORY CORP OF AMER HLDGS COM NEW       50540R409    $1,243     18,400  SH            SOLE                 18,400
------------------------------------------------------------------------------------------------------------------------------------
                              DEB 0.750%
LIBERTY MEDIA CORP NEW        3/3           530718AF2   $23,529     20,000  PRN           SOLE                                 NONE
------------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO                COM           532457108    $1,197     24,700  SH            SOLE                 24,700
------------------------------------------------------------------------------------------------------------------------------------
MASISA S A NEW                SPON ADR      574800108      $507     50,000  SH            SOLE                 50,000
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC                COM           589331107    $1,147     30,400  SH            SOLE                 30,400
------------------------------------------------------------------------------------------------------------------------------------
MOBILE TELESYSTEMS OJSC       SPON ADR      607409109    $1,697     30,000  SH            SOLE                 30,000
------------------------------------------------------------------------------------------------------------------------------------
MONSANTO CO NEW               COM           61166W101    $1,518     30,000  SH            SOLE                 30,000
------------------------------------------------------------------------------------------------------------------------------------
MYLAN LABS INC                COM           628530107    $1,304     64,700  SH            SOLE                 64,700
------------------------------------------------------------------------------------------------------------------------------------
NOBLE CORPORATION             SHS           G65422100    $4,797    135,000  SH            SOLE                135,000
------------------------------------------------------------------------------------------------------------------------------------
                              DEPOSTRY
OIL SVC HOLDRS TR             RCPT          678002106  $160,687  1,205,000  SH            SOLE              1,205,000
------------------------------------------------------------------------------------------------------------------------------------
OMNICOM GROUP INC             NOTE 7/3      681919AM8   $20,658     20,000  PRN           SOLE                                 NONE
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC ETHANOL INC           COM           69423U107      $947     48,000  SH            SOLE                 48,000
------------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO SA PETRO  SPON ADR      71654V101    $3,991     90,000  SH            SOLE                 90,000
------------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO SA PETRO  SPON ADR      71654V408      $353      7,250  SH            SOLE                  7,250
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                    COM           717081103    $5,327    223,600  SH            SOLE                223,600
------------------------------------------------------------------------------------------------------------------------------------
                              DBCV 2.7500%
PLACER DOME INC               10/1          725906AK7   $22,978     17,500  PRN           SOLE                                 NONE
------------------------------------------------------------------------------------------------------------------------------------
                              WNDRHLL
POWERSHARES ETF TRUST         CLN EN        73935X500    $2,900    160,000  SH            SOLE                160,000
------------------------------------------------------------------------------------------------------------------------------------
QUICKSILVER RESOURCES INC     COM           74837R104    $1,885     50,000  SH            SOLE                 50,000
------------------------------------------------------------------------------------------------------------------------------------
                              NOTE 3.500%
QWEST COMMUNICATIONS INTL IN  11/1          749121BY4   $41,600     25,000  PRN           SOLE                                  NONE
------------------------------------------------------------------------------------------------------------------------------------
ROWAN COS INC                 COM           779382100    $2,727     95,000  SH            SOLE                 95,000
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP          COM           806605101    $1,206     58,800  SH            SOLE                 58,800
------------------------------------------------------------------------------------------------------------------------------------
                              SBI CONS
SELECT SECTOR SPDR TR         STPLS         81369Y308    $3,851    150,000  SH            SOLE                150,000
------------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORP            COM FON       852061100    $1,765    100,000  SH            SOLE                100,000
------------------------------------------------------------------------------------------------------------------------------------
STILLWATER MNG CO             COM           86074Q102    $3,671    360,300  SH            SOLE                360,300
------------------------------------------------------------------------------------------------------------------------------------
SUNCOR  ENERGY INC            COM           867229106    $1,435     20,000  SH            SOLE                 20,000
------------------------------------------------------------------------------------------------------------------------------------
SUNOCO INC                    COM           86764P109    $2,920     45,000  SH            SOLE                 45,000
------------------------------------------------------------------------------------------------------------------------------------
                              DBCV 0.250%
TEVA PHARMACEUTICAL FIN LLC   2/0           88163VAE9    $9,784     10,000  PRN           SOLE                                 NONE
------------------------------------------------------------------------------------------------------------------------------------
TIM PARTICIPACOES SA          SPON ADR      88706P106    $1,130     40,000  SH            SOLE                 40,000
------------------------------------------------------------------------------------------------------------------------------------
                              DBCV 2.375%
TIME WARNER TELECOM INC       4/0           087319AC5   $25,747     19,500  PRN           SOLE                                 NONE
------------------------------------------------------------------------------------------------------------------------------------
TODCO                         COM           88889T107   $10,082    285,000  SH            SOLE                285,000
------------------------------------------------------------------------------------------------------------------------------------
                              SPON ADR
TURKCELL ILETISIM HIZMETLERI  NEW           900111204      $722     59,302  SH            SOLE                 59,302
------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC        COM           91324P102    $1,425     26,900  SH            SOLE                 26,900
------------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP NEW        COM           91913Y100    $9,139    155,000  SH            SOLE                155,000
------------------------------------------------------------------------------------------------------------------------------------
VIRGIN MEDIA INC              COM           92769L101    $2,531    100,000  SH            SOLE                100,000
------------------------------------------------------------------------------------------------------------------------------------
WATSON PHARMACEUTICALS INC    COM           942683103    $1,340     52,300  SH            SOLE                 52,300
------------------------------------------------------------------------------------------------------------------------------------
WYETH                         COM           983024100    $1,199     26,600  SH            SOLE                 26,600
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